Segment Reporting - Condensed Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Other revenue									$ 596	$ 497	$ 475
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	4,868	3,877	3,957
Depreciation and amortization									626	439	374
Loss from operations	$ 155	$ 83	$ 149	$ 150	$ 92	$ (52)	$ 106	$ 80	537	226	318
Interest expense									(773)	(599)	(683)
Gain on deconsolidation of subsidiary									31	0	7,125
Restructuring and support expenses									(2,028)	(5,729)	(1,017)
Loss on extinguishment of debt									(232)	0	0
Other income/(losses)									95	(29)	7
Income tax benefit/(provision)									1,995	(327)	106
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Other revenue									44	12	26
Net revenues									202	46	78
Depreciation and amortization									20	5	16
Loss from operations									(211)	(463)	(409)
Interest expense									(555)	(548)	(640)
Gain on deconsolidation of subsidiary									0		7,125
Restructuring and support expenses									(1,851)	(5,729)	(1,017)
Loss on extinguishment of debt									(215)
Other income/(losses)									90	(29)	7
Income tax benefit/(provision)									1,993	(328)	106
Operating Segments [Member] | Las Vegas, NV [Member]
Segment Reporting Information [Line Items]
Other revenue									465	418	379
Net revenues									2,915	2,622	2,561
Depreciation and amortization									420	344	278
Loss from operations									549	526	535
Interest expense									(65)	(21)	(16)
Gain on deconsolidation of subsidiary									0		0
Restructuring and support expenses									0	0	0
Loss on extinguishment of debt									(4)
Other income/(losses)									4	0	0
Income tax benefit/(provision)									0	1	0
Operating Segments [Member] | Other U.S. [Member]
Segment Reporting Information [Line Items]
Other revenue									94	67	70
Net revenues									1,758	1,209	1,318
Depreciation and amortization									186	90	80
Loss from operations									199	163	192
Interest expense									(153)	(30)	(27)
Gain on deconsolidation of subsidiary									31		0
Restructuring and support expenses									(177)	0	0
Loss on extinguishment of debt									(13)
Other income/(losses)									1	0	0
Income tax benefit/(provision)									2	0	0
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other revenue									(7)	0	0
Net revenues									(7)	0	0
Depreciation and amortization									0	0	0
Loss from operations									0	0	0
Interest expense									0	0	0
Gain on deconsolidation of subsidiary									0		0
Restructuring and support expenses									0	0	0
Loss on extinguishment of debt									0
Other income/(losses)									0	0	0
Income tax benefit/(provision)									$ 0	$ 0	$ 0